Trade accounts and other receivables from unrelated parties - Development of expected credit losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aging Analysis of Trade Accounts Receivable
Financial assets at beginning of period	€ (5,796,379)
Financial assets at end of period	(5,845,634)	€ (5,796,379)
Trade accounts and other receivables from unrelated parties | Allowances/Expected credit losses
Aging Analysis of Trade Accounts Receivable
Financial assets at beginning of period	206,439	261,854	€ 168,681
Change in valuation allowances as recorded in the consolidated statements of income	28,966	18,968	112,242
Write-offs and recoveries of amounts previously written-off	(19,685)	(37,622)	(11,617)
Changes in consolidation group	(106)	(23,030)	(872)
Reclassifications		(13,264)	(924)
Foreign currency translation	(7,930)	(467)	(5,656)
Financial assets at end of period	€ 207,684	€ 206,439	€ 261,854